Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 3,306	$ 3,813	$ 3,138
Operating losses	3,124	5,492	1,608
Contract services	2,192	1,638	1,497
Operating leases	1,334	1,351	1,329
Outside data processing	660	891	888
Credit card rewards and rebates
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Credit card rewards and rebates	$ 1,401	$ 1,201	$ 1,047